COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Summary of Contractual Obligations in Future Periods
Rental payments (Unaudited)
12 month period ended September 30,
2014	$261,879
2015	261,879
2016	261,879
2017	261,879
2018	261,879
Total	$1,309,395

Rental payments

Within 9 months ended December 31, 2013	$191,282
Total	$191,282